SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
SHAREHOLDERS' EQUITY [Abstract]
Authorized, Issued and Outstanding Common Shares
Authorized, issued and outstanding common shares for the years ended December 31, 2016, 2017 and 2018:

	Authorized common shares	Authorized preferred shares	Issued Shares	Outstanding Shares
Balance, January 1, 2016	20,000,000	50,000,000	2,343,136	2,256,053
Common Shares Repurchased under Share Repurchase Program				(30,194)
Common Shares Repurchased in Private Transaction				(157,175)
Balance, December 31, 2016	20,000,000	50,000,000	2,343,136	2,068,684
Common Shares Issued			4,130,000	4,130,000

Balance, December 31, 2017	20,000,000	50,000,000	6,473,136	6,198,684
Authorized share capital	15,000,000
Common Shares Issued, Private Placement			1,175,475	1,175,475

Balance, December 31, 2018	35,000,000	50,000,000	7,648,611	7,374,159